Notes Payable	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Notes Payable

7.	NOTES PAYABLE

The notes are due to an arm’s length third party, bearing interest at 12% per annum, unsecured and repayable upon demand.  Due to the demand features, these notes are presented in the accompanying consolidated balance sheet as current liabilities.